Earnings Per Share - Anti-dilutive Weighted-Average Common Stock Equivalents Excluded from Calculation of Diluted Earnings (Net Loss) Per Share (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted earnings (net loss) per share because their effect would have been anti-dilutive	6,014	0	5,897	0
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted earnings (net loss) per share because their effect would have been anti-dilutive	79	0	59	0
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted earnings (net loss) per share because their effect would have been anti-dilutive	5,935	0	5,838	0